Share-Based Payments (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Feb. 21, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)			0	0
Unrecognized share-based compensation costs, period for recognition			2 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation			$ 133	$ 9,981
Unrecognized share-based compensation costs	$ 239		$ 239
Granted (in shares)			65,318
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation	13	$ 173	$ 28	$ 346
Unrecognized share-based compensation costs	$ 107		$ 107
Expiration period			10 years
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
2011 Executive Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for delivery under plan (in shares)					6,250,000